DEFERRED REVENUE - Rollforward of deferred revenue (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Movement in Deferred Revenue [Roll Forward]
Current deferred revenue, beginning balance	$ 13,493	$ 11,467	$ 10,088
Current deferred revenue, Additions	4,560	25,326	26,407
Current deferred revenue, Less revenue recognized	3,735	23,300	25,028
Current deferred revenue, ending balance	14,318	13,493	11,467
Noncurrent deferred revenue, beginning balance	38,709	39,504	35,528
Noncurrent deferred revenue, Additions	8,896	15,093	16,502
Noncurrent deferred revenue, Less reclassification to current deferred revenue	4,560	15,888	12,526
Noncurrent deferred revenue, ending balance	43,045	38,709	39,504
Utica Shale
Movement in Deferred Revenue [Roll Forward]
Current deferred revenue, beginning balance	18	18	18
Current deferred revenue, Additions	2	18	18
Current deferred revenue, Less revenue recognized	5	18	18
Current deferred revenue, ending balance	15	18	18
Noncurrent deferred revenue, beginning balance	3	21	39
Noncurrent deferred revenue, Additions	425	0	0
Noncurrent deferred revenue, Less reclassification to current deferred revenue	2	18	18
Noncurrent deferred revenue, ending balance	426	3	21
Williston Basin
Movement in Deferred Revenue [Roll Forward]
Current deferred revenue, beginning balance	1,933	1,414	1,017
Current deferred revenue, Additions	483	2,262	1,744
Current deferred revenue, Less revenue recognized	483	1,743	1,347
Current deferred revenue, ending balance	1,933	1,933	1,414
Noncurrent deferred revenue, beginning balance	3,634	4,393	4,215
Noncurrent deferred revenue, Additions	3,522	1,940	1,851
Noncurrent deferred revenue, Less reclassification to current deferred revenue	483	2,699	1,673
Noncurrent deferred revenue, ending balance	6,673	3,634	4,393
DJ Basin
Movement in Deferred Revenue [Roll Forward]
Current deferred revenue, beginning balance	2,860	739	358
Current deferred revenue, Additions	2,123	5,165	943
Current deferred revenue, Less revenue recognized	1,285	3,044	562
Current deferred revenue, ending balance	3,698	2,860	739
Noncurrent deferred revenue, beginning balance	7,589	7,284	4,505
Noncurrent deferred revenue, Additions	3,263	5,470	3,720
Noncurrent deferred revenue, Less reclassification to current deferred revenue	2,123	5,165	941
Noncurrent deferred revenue, ending balance	8,729	7,589	7,284
Piceance Basin
Movement in Deferred Revenue [Roll Forward]
Current deferred revenue, beginning balance	7,014	7,616	7,038
Current deferred revenue, Additions	1,547	16,211	21,955
Current deferred revenue, Less revenue recognized	1,544	16,813	21,377
Current deferred revenue, ending balance	7,017	7,014	7,616
Noncurrent deferred revenue, beginning balance	17,710	17,942	18,219
Noncurrent deferred revenue, Additions	1,304	6,104	7,869
Noncurrent deferred revenue, Less reclassification to current deferred revenue	1,547	6,336	8,146
Noncurrent deferred revenue, ending balance	17,467	17,710	17,942
Barnett Shale
Movement in Deferred Revenue [Roll Forward]
Current deferred revenue, beginning balance	1,630	1,642	1,619
Current deferred revenue, Additions	396	1,632	1,651
Current deferred revenue, Less revenue recognized	409	1,644	1,628
Current deferred revenue, ending balance	1,617	1,630	1,642
Noncurrent deferred revenue, beginning balance	9,575	9,628	8,217
Noncurrent deferred revenue, Additions	382	1,579	3,062
Noncurrent deferred revenue, Less reclassification to current deferred revenue	396	1,632	1,651
Noncurrent deferred revenue, ending balance	9,561	9,575	9,628
Marcellus Shale
Movement in Deferred Revenue [Roll Forward]
Current deferred revenue, beginning balance	38	38	38
Current deferred revenue, Additions	9	38	96
Current deferred revenue, Less revenue recognized	9	38	96
Current deferred revenue, ending balance	38	38	38
Noncurrent deferred revenue, beginning balance	198	236	333
Noncurrent deferred revenue, Additions	0	0	0
Noncurrent deferred revenue, Less reclassification to current deferred revenue	9	38	97
Noncurrent deferred revenue, ending balance	$ 189	$ 198	$ 236